Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Miscellaneous non-current liabilities [abstract]
Summary of Other Liabilities

As at December 31,	2024	2023
Renewable Volume Obligation, Net (1)	284	397
Pension and Other Post-Employment Benefit Plan	269	276
Employee Long-Term Incentives	96	100
Provisions for Onerous and Unfavourable Contracts	66	72
Provision for West White Rose Expansion Project (2)	54	156
Drilling Provisions	3	25
Other	147	157
	919	1,183
(1)The gross amounts of the renewable volume obligation (“RVO”) and RINs asset were $652 million and $368 million, respectively (December 31, 2023 – $785 million and $388 million, respectively).
(2)Cenovus expects to draw down the provision by $54 million in the next 12 months.